Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 14,914	$ 15,081
Trade, net	4,153	3,231
Other	735	503
Total current assets	19,802	18,815
Non-current assets:
Long-term deposits	23	121
Long-term restricted deposit	340
Other non-current assets	82	85
Property and equipment, net	138	130
Right-of-use assets	82	498
Deferred tax assets	689	422
Debt investments at fair value through other comprehensive income	9,385	9,256
Debt investments at fair value through profit or loss	574	555
Intangible assets, net	542	811
Goodwill	4,118	4,118
Total non current assets	15,973	15,996
Total assets	35,775	34,811
Current liabilities:
Trade	518	251
Other	2,696	4,484
Current maturities of long-term loan	690	938
Contract liabilities	2,526	1,987
Derivative financial instruments	17	148
Short-term lease liabilities	180	359
Total current liabilities	6,627	8,167
Non-current liabilities:
Long-term lease liabilities	23	261
Long-term loan, net of current maturities		32
Total non current liabilities	23	293
Total liabilities	6,650	8,460
Equity:
Ordinary shares
Share premium	113,092	111,892
Other equity reserves	11,891	11,012
Accumulated deficit	(95,858)	(96,553)
Total equity	29,125	26,351
Total liabilities and equity	$ 35,775	$ 34,811